UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

The Appleton Group PLUS Fund
Schedule of Investments	Ticker Symbol: AGPLX
November 30, 2010 (Unaudited)

Exchange Traded Funds 87.53%	Shares	Market Value
iShares Dow Jones US Real Estate Index Fund	133,024	$7,189,947
iShares Russell 1000 Value Index Fund	154,411	9,334,145
PowerShares QQQ	185,334	9,648,488
Materials Select Sector SPDR Fund	69,339	2,440,040
SPDR Barclays Capital High Yield Bond Fund	112,070	4,462,627
Vanguard Emerging Markets ETF	208,221	9,482,384
Total Exchange Traded Funds (Cost $38,580,517)		42,557,631

Short-Term Investments 11.93%
AIM STIT-STIC Prime Portfolio	1,201,190	1,201,190
Fidelity Institutional Money Market Funds	2,300,000	2,300,000
AIM STIT-Treasury Portfolio	2,300,000	2,300,000
Total Short-Term Investments (Cost $5,801,190)		5,801,190

Total Investments 99.46% (Cost $44,381,707)		48,358,821
Other Assets in Excess of Liabilities 0.54%		260,388
Net Assets 100.00%		$48,619,209

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$44,381,707
Gross unrealized appreciation	3,977,114
Gross unrealized depreciation	-
Net unrealized appreciation	$3,977,114

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Exchanged Traded Funds	$42,557,631	$-	$-	$42,557,631
Total Equity	42,557,631	-	-	42,557,631

Short-Term Investments	5,801,190	-	-	5,801,190

Total Investments in Securities	$48,358,821	$-	$-	$48,358,821

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   January 24, 2011

By  /s/ John Buckel
             John Buckel, Treasurer

Date   January 24, 2011